Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)		Series A Convertible Preferred Shares		Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid in Capital		Accumulated Deficit		Accumulated Other Comprehensive (Loss) Income		Non- Controlling Interest		Total
Balance at Dec. 31, 2019				$ 314	[1]	$ 395	[1]	$ 7,605,034	[1]	$ (376,903)		$ (37,955)				$ 7,190,885
Balance (in Shares) at Dec. 31, 2019				3,140,388	[1]	3,949,993	[1]
Effect of reverse recapitalization, net of costs	[2]			$ 336	[1]	$ 580	[1]	(2,202,234)	[1]							(2,201,318)
Effect of reverse recapitalization, net of costs (in Shares)	[2]			3,357,574	[1]	5,801,221	[1]
Conversion of rights to ordinary shares upon the reverse recapitalization				$ 115	[1]		[1]	(115)	[1]
Conversion of rights to ordinary shares upon the reverse recapitalization (in Shares)				1,150,000	[1]		[1]
Net income					[1]		[1]		[1]	2,788,317						2,788,317
Other comprehensive income (Loss)					[1]		[1]		[1]			20,560				20,560
Other comprehensive income (Loss) (in Shares)	[1]
Balance at Jun. 30, 2020				$ 765	[1]	$ 975	[1]	5,402,685	[1]	2,411,414		(17,395)				7,798,444
Balance (in Shares) at Jun. 30, 2020				7,647,962	[1]	9,751,214	[1]
Balance at Dec. 31, 2020			[1]	$ 963	[1]	$ 984	[1]	12,269,761		(2,952,362)		(17,468)				9,301,878
Balance (in Shares) at Dec. 31, 2020	[1]			9,627,553		9,843,096
Issuance of January 2021 Call Options for service					[1]		[1]	1,909,000	[1]							1,909,000
Issuance of January 2021 Call Options for service (in Shares)	[1]
Conversion of Debenture into ordinary shares				$ 89	[1]		[1]	1,611,511	[1]							1,611,600
Conversion of Debenture into ordinary shares (in Shares)				889,667	[1]		[1]
Exercise of December 2020 Warrants				$ 1,420	[1]		[1]	27,398,580	[1]							27,400,000
Exercise of December 2020 Warrants (in Shares)				14,200,000	[1]		[1]
Exercise of August 2020 PIPE Warrants				$ 77	[1]		[1]	1,541,589	[1]							1,541,666
Exercise of August 2020 PIPE Warrants (in Shares)				770,833	[1]		[1]
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs		$ 2,668,548			[1]		[1]	3,630,452	[1]							6,299,000
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs (in Shares)		7,000			[1]		[1]
Beneficial conversion feature in connection with Series A Convertible Preferred Shares		$ 1,562,905			[1]		[1]	(1,562,905)	[1]
Beneficial conversion feature in connection with Series A Convertible Preferred Shares (in Shares)	[1]
Issuance of ordinary shares in connection with 2020 Share Incentive Plan				$ 148	[1]		[1]	(148)	[1]
Issuance of ordinary shares in connection with 2020 Share Incentive Plan (in Shares)				1,486,504	[1]		[1]
Issuance of ordinary shares to Yun Tian				$ 36	[1]		[1]	777,935	[1]							777,971
Issuance of ordinary shares to Yun Tian (in Shares)				353,623	[1]		[1]
Exercise of January 2021 Call Options				$ 200	[1]		[1]	3,999,800	[1]							4,000,000
Exercise of January 2021 Call Options (in Shares)				2,000,000	[1]		[1]
Net income					[1]		[1]		[1]	(10,098,674)	[1]		[1]	(36,227)	[1]	(10,134,901)	[1]
Other comprehensive income (Loss)					[1]		[1]		[1]			(25,065)				(25,065)
Other comprehensive income (Loss) (in Shares)	[1]
Balance at Jun. 30, 2021		$ 4,231,453		$ 2,933	[1]	$ 984	[1]	$ 51,575,575	[1]	$ (13,051,036)		$ (42,533)		$ (36,227)		$ 42,681,149
Balance (in Shares) at Jun. 30, 2021		7,000		29,328,180	[1]	9,843,096	[1]

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1
[2]	As a result of the restatement the reverse recapitalization has been reduced by the fair value of approximately $2.2 million of Public Warrants and Private Warrants as a liability as of June 16, 2020 that is discussed in Note 1